Reclassifications Out of Accumulated Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	¥ 1,077,604		¥ 988,944	¥ 999,276
Interest	(23,600)		(23,460)	(26,657)
Gain on sale of securities investments, net	8,714		12,049	41,781
Foreign exchange loss, net	(20,533)		(9,224)	(10,360)
Other	(181,658)		(48,666)	235,219
Income (loss) before income taxes	39,729		25,741	242,084
Tax expense or (benefit)	(88,733)		(94,582)	(140,398)
Net income (loss) attributable to Sony Corporation's stockholders	(125,980)		(128,369)	¥ 41,540
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders	(14,530)		548
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	(10,515)		(881)
Gain on sale of securities investments, net	(7,942)		(7,801)
Other			461
Income (loss) before income taxes	(18,457)		(8,221)
Tax expense or (benefit)	4,106		3,143
Net income (loss) attributable to Sony Corporation's stockholders	(14,351)		(5,078)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest			471
Foreign exchange loss, net			348
Income (loss) before income taxes			819
Tax expense or (benefit)			(180)
Net income (loss) attributable to Sony Corporation's stockholders			639
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	2,615	[1]	5,440
Tax expense or (benefit)	(1,250)		(453)
Net income (loss) attributable to Sony Corporation's stockholders	1,365		¥ 4,987
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments	(1,544)
Net income (loss) attributable to Sony Corporation's stockholders	¥ (1,544)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.